UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517

13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Managing Member
Phone:    (919) 969-9300

Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina      February 11, 2009
---------------------  -----------------------------     ------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: $227,629
                                        (thousands)

List of Other Included Managers:

          Form 13-F
No.       File Number       Name
---       -----------       ----

1         028-12814         Investcorp Silverback Arbitrage Master Fund, Limited

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2008
COLUMN 1                         COLUMN  2      COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6       COL 7        COLUMN 8

                                                           VALUE    SHRS OR    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (x1000)  PRN AMT    PRN CALL  DISCRETION      MNGRS  SOLE       SHRD NONE
--------------                --------------     -----     -------  -------    --- ----  ----------      -----  ----       ---- ----
2020 CHINACAP ACQUIRCO INC    COM               90212G109    690        95,200  SH       Shared-Defined  1          95,200
2020 CHINACAP ACQUIRCO INC    *W EXP 11/08/201  90212G117    653        90,000  SH       Shared-Defined  1          90,000
ADVANCED MEDICAL OPTICS INC   NOTE 2.500% 7/1   00763MAG3  6,214     7,500,000 PRN       Shared-Defined  1       7,500,000
ADVANCED MEDICAL OPTICS INC   NOTE 3.250% 8/0   00763MAK4    739     2,000,000 PRN       Shared-Defined  1       2,000,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7  2,092     6,000,000 PRN       Shared-Defined  1       6,000,000
ADVANCED TECHNOLOGY ACQU COR  *W EXP 06/18/201  007556111    907       120,000  SH       Shared-Defined  1         120,000
ALTERNATIVE ASSET MGMT ACQU   COM               02149U101  2,505       271,100  SH       Shared-Defined  1         271,100
ALTERNATIVE ASSET MGMT ACQU   *W EXP 08/01/201  02149U119    508        55,000  SH       Shared-Defined  1          55,000
AMERICAN INTL GROUP INC       UNIT 99/99/9999   026874115    415        50,000  SH       Shared-Defined  1          50,000
ARCHER DANIELS MIDLAND CO     UNIT 99/99/9999   039483201  7,807       210,000  SH       Shared-Defined  1         210,000
ARVINMERITOR INC              NOTE 4.625% 3/0   043353AF8  1,758     6,000,000 PRN       Shared-Defined  1       6,000,000
BRISTOW GROUP INC             NOTE 3.000% 6/1   110394AC7  4,055     7,050,000 PRN       Shared-Defined  1       7,050,000
CAPITOL ACQUISITION CORP DEL  COM               14055E104  1,087       119,400  SH       Shared-Defined  1         119,400
CAPITOL ACQUISITION CORP DEL  *W EXP 11/08/201  14055E112    819        90,000  SH       Shared-Defined  1          90,000
CARRIZO OIL & CO INC          NOTE 4.375% 6/0   144577AA1  5,190    11,500,000 PRN       Shared-Defined  1      11,500,000
CELL THERAPEUTICS INC         NOTE 4.000% 7/0   150934AF4    152     1,900,000 PRN       Shared-Defined  1       1,900,000
CELL THERAPEUTICS INC         NOTE 7.500% 4/3   150934AK3    100     1,250,000 PRN       Shared-Defined  1       1,250,000
CHENIERE ENERGY INC           NOTE 2.250% 8/0   16411RAE9  6,355    38,700,000 PRN       Shared-Defined  1      38,700,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167BZ9  1,158     2,000,000 PRN       Shared-Defined  1       2,000,000
CHESAPEAKE ENERGY CORP        NOTE 2.250%12/1   165167CB1  2,522     5,469,000 PRN       Shared-Defined  1       5,469,000
CMS ENERGY CORP               NOTE 3.375% 7/1   125896AY6  9,666     9,650,000 PRN       Shared-Defined  1       9,650,000
COLUMBUS ACQUISITION CORP     *W EXP 05/18/201  198851115    511        67,000  SH       Shared-Defined  1          67,000
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0   207142AH3  1,521     3,288,000 PRN       Shared-Defined  1       3,288,000
CROWN CASTLE INTL CORP        COM               228227104    682        38,800  SH       Shared-Defined  1          38,800
CV THERAPEUTICS INC           NOTE 2.750% 5/1   126667AF1 11,200    15,400,000 PRN       Shared-Defined  1      15,400,000
DST SYS INC DEL               DBCV 4.125% 8/1   233326AB3 10,625    11,000,000 PRN       Shared-Defined  1      11,000,000
DST SYS INC DEL               DBCV 8/1          233326AD9  3,075     3,500,000 PRN       Shared-Defined  1       3,500,000
ENCORE CAP GROUP INC          NOTE 3.375% 9/1   292554AB8  4,312     6,000,000 PRN       Shared-Defined  1       6,000,000
ENCORE CAP GROUP INC          COM               292554102    122        16,900  SH       Shared-Defined  1          16,900
ENDO PHARMACEUTICALS HLDGS I  NOTE 1.750% 4/1   29264FAA4  5,334     5,500,000 PRN       Shared-Defined  1       5,500,000
EPICOR SOFTWARE CORP          NOTE 2.375% 5/1   29426LAA6    771     1,590,000 PRN       Shared-Defined  1       1,590,000
EVERGREEN SOLAR INC           NOTE 4.000% 7/1   30033RAC2  1,253     3,932,000 PRN       Shared-Defined  1       3,932,000
GENERAL MTRS CORP             DEB SR CV C 33    370442717  2,935       889,801  SH       Shared-Defined  1         889,801
GLOBAL CONSUMER ACQST CORP    COM               378983100  1,824       200,000  SH       Shared-Defined  1         200,000
GLOBAL CONSUMER ACQST CORP    *W EXP 11/27/201  378983118  1,540       170,000  SH       Shared-Defined  1         170,000
GOLDEN POND HEALTHCARE INC    COM               38116J109    362        50,000  SH       Shared-Defined  1          50,000
GOLDEN POND HEALTHCARE INC    *W EXP 11/06/201  38116J117    362        50,000  SH       Shared-Defined  1          50,000
GSC ACQUISITION COMPANY       COM               40053G106  2,540       270,200  SH       Shared-Defined  1         270,200
GSC ACQUISITION COMPANY       *W EXP 06/25/201  40053G114  1,142       121,500  SH       Shared-Defined  1         121,500
HCC INS HLDGS INC             NOTE 1.300% 4/0   404132AB8  8,409     7,000,000 PRN       Shared-Defined  1       7,000,000
HICKS ACQUISITION CO I INC    COM               429086309  1,293       141,300  SH       Shared-Defined  1         141,300
HICKS ACQUISITION CO I INC    *W EXP 09/28/201  429086127    961       105,000  SH       Shared-Defined  1         105,000
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9  3,050     5,000,000 PRN       Shared-Defined  1       5,000,000
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1   482740AC1  3,956    11,000,000 PRN       Shared-Defined  1      11,000,000
KBL HEALTHCARE ACQUIS CORP I  COM               48241N107  1,773       239,600  SH       Shared-Defined  1         239,600
KBL HEALTHCARE ACQUIS CORP I  *W EXP 07/18/201  48241N115  1,110       150,000  SH       Shared-Defined  1         150,000
KULICKE & SOFFA INDS INC      NOTE 0.875% 6/0   501242AT8  1,914     4,000,000 PRN       Shared-Defined  1       4,000,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1   50212AAB2  1,820     3,500,000 PRN       Shared-Defined  1       3,500,000
LIBERTY MEDIA CORP            DEB 3.250% 3/1    530715AR2  2,152     6,750,000 PRN       Shared-Defined  1       6,750,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1   53219LAH2  2,691     4,000,000 PRN       Shared-Defined  1       4,000,000
MANNKIND CORP                 NOTE 3.750%12/1   56400PAA0  3,359     7,000,000 PRN       Shared-Defined  1       7,000,000
MASSEY ENERGY CO              NOTE 3.250% 8/0   576203AJ2  9,381    17,500,000 PRN       Shared-Defined  1      17,500,000
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470KAA2  6,440     9,000,000 PRN       Shared-Defined  1       9,000,000
METLIFE INC                   COM               59156R108    279         8,000  SH PUT   Shared-Defined  1           8,000
METLIFE INC                   UNIT 02/15/2010   59156R702  1,004       103,100  SH       Shared-Defined  1         103,100
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0   595112AH6  4,877    15,000,000 PRN       Shared-Defined  1      15,000,000
MYLAN INC                     PFD CONV          628530206  3,404         5,250  SH       Shared-Defined  1           5,250
NABORS INDS INC               NOTE 0.940% 5/1   629568AP1  6,608     8,000,000 PRN       Shared-Defined  1       8,000,000
ON SEMICONDUCTOR CORP         NOTE 1.875%12/1   682189AD7  9,724    14,800,000 PRN       Shared-Defined  1      14,800,000
ON SEMICONDUCTOR CORP         NOTE 0% 4/10      682189AE5  3,331     4,000,000 PRN       Shared-Defined  1       4,000,000
OVERTURE ACQUISITION CORP     SHS               G6830P100  1,367       150,000  SH       Shared-Defined  1         150,000
OVERTURE ACQUISITION CORP     *W EXP 01/30/201  G6830P118  1,822       200,000  SH       Shared-Defined  1         200,000
PIER 1 IMPORTS INC            NOTE 6.375% 2/1   720279AH1  2,508     8,600,000 PRN       Shared-Defined  1       8,600,000
RENAISSANCE ACQUISITION CORP  COM               75966C305    564       102,600  SH       Shared-Defined  1         102,600
RENAISSANCE ACQUISITION CORP  *W EXP 01/28/201  75966C115    975       177,300  SH       Shared-Defined  1         177,300
RICHARDSON ELECTRS LTD        NOTE 7.750%12/1   763165AE7  2,013     2,640,000 PRN       Shared-Defined  1       2,640,000
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5  2,090     5,000,000 PRN       Shared-Defined  1       5,000,000
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605  2,786       222,500  SH CALL  Shared-Defined  1         222,500
TAILWIND FINL INC             *W EXP 04/11/201  874023112    983       125,000  SH       Shared-Defined  1         125,000
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0   88163VAE9  8,971     9,000,000 PRN       Shared-Defined  1       9,000,000
TIME WARNER INC               COM               887317105  4,474       444,700  SH PUT   Shared-Defined  1         444,700
TIME WARNER INC               COM               887317105  4,474       444,700  SH       Shared-Defined  1         444,700
TRANS-INDIA ACQUISITION CORP  *W EXP 02/08/201  893237115  1,444       187,500  SH       Shared-Defined  1         187,500
TRINITY INDS INC              NOTE 3.875% 6/0   896522AF6  1,215     2,500,000 PRN       Shared-Defined  1       2,500,000
TRIPLECROWN ACQUISITION CORP  COM               89677G109  2,724       301,000  SH       Shared-Defined  1         301,000
TRIPLECROWN ACQUISITION CORP  *W EXP 10/22/201  89677G117  1,358       150,000  SH       Shared-Defined  1         150,000
VICTORY ACQUISITION CORP      *W EXP 04/24/201  92644D118    873        90,000  SH       Shared-Defined  1          90,000
WACHOVIA CORP NEW             CONV7.5%PFD CL A  929903219  1,865         2,500  SH       Shared-Defined  1           2,500
XL CAP LTD                    CL A              G98255105    271        73,200  SH CALL  Shared-Defined  1          73,200
YELLOW ROADWAY CORP           NOTE 5.000% 8/0   985577AA3  1,817     5,880,000 PRN       Shared-Defined  1       5,880,000

SK 04098 0012 963867